Other Operating Income (Expenses), Net - Summary of Detailed Information About Other Operating Income (Expense) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Others operating income, net
Result on write-off of property, plant and equipment		R$ 7,129	R$ (582)	R$ 8,620	R$ 142
ICMS-ST		7,051	3,626	14,345	39,722
Sale of customer portfolio			10,125		10,125
Tax contingencies		100,192	94,978	101,473	96,062
Other operating income		7,221	(3,492)	7,764
Total Other operating income		121,593	104,655	132,202	146,051
Others expenses operating income, net
Crer para Ver	[1]	(11,360)	(8,140)	(19,720)	(16,771)
Expenses with the sale of customer portfolio		(2,967)		(2,967)
Initial costs of acquisition of Avon	[2]	(6,947)	(67,497)	(304,057)	(67,497)
Transformation Plan		(54,486)	(19,543)	(79,558)	(26,374)
Tax contingencies		(3,774)	(3,926)	(3,774)	(3,926)
Other operating expenses		32,617	2,538		(9,151)
Total other operating expenses		(46,917)	(96,568)	(410,076)	(123,719)
Other operating income (expenses), net		R$ 74,676	R$ 8,087	R$ (277,874)	R$ 22,332

[1]	Allocation of operating profit from sales of “Crer para Ver” line of non-cosmetic products to Natura Institute, specifically directed to social projects for developing the quality of education.
[2]	Related to expenses associated with the Avon acquisition process, which include: financial structuring expenses (R$ 115,696), legal expenses (R$ 17,281), regulatory expenses (R$ 18,030) and executive plans (R$ 152,909).